THE MAINSTAY GROUP OF FUNDS

MainStay U.S. Small Cap Fund

(the “Fund”)

Supplement dated September 26, 2014 (“Supplement”) to the

Summary Prospectus, Prospectus and Statement of Additional

Information, each dated February 28, 2014, as supplemented

Effective January 1, 2015, Janet K. Navon will no longer serve as a portfolio manager of the Fund. All references to Janet K. Navon as a portfolio manager of the Fund are hereby deleted. David Pearl and Michael Welhoelter will continue to serve as portfolio managers of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.